SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - Warrant [Member]	12 Months Ended
Oct. 31, 2023 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding number of shares	1,766,702
Warrant exercisable, weighted average remaining life in years	3 years 10 months 24 days
Warrant exercisable number of shares	1,766,702
Exercise Price Range One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price | $ / shares	$ 0.01
Warrant outstanding number of shares	400,000
Warrant exercisable, weighted average remaining life in years	4 years 6 months
Warrant exercisable number of shares	400,000
Exercise Price Range Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price | $ / shares	$ 1.50
Warrant outstanding number of shares	400,000
Warrant exercisable, weighted average remaining life in years	1 year 1 month 6 days
Warrant exercisable number of shares	400,000
Exercise Price Range Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price | $ / shares	$ 3.30
Warrant outstanding number of shares	100,000
Warrant exercisable, weighted average remaining life in years	4 years 6 months
Warrant exercisable number of shares	100,000
Exercise Price Range Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price | $ / shares	$ 1.20
Warrant outstanding number of shares	866,702
Warrant exercisable, weighted average remaining life in years	4 years 10 months 24 days
Warrant exercisable number of shares	866,702